Leases - Schedule of Future Finance Lease Payments (Details)	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Future Finance Lease Payments [Abstract]
2026	$ 50,172	$ 39,446
2027	34,454	27,088
2028	23,643	18,589
2029 and thereafter	1,300	1,023
Total future lease payment	109,569	86,146
Less: Imputed interest	(6,284)	(4,940)
Present value of finance lease liabilities	103,285	81,206	$ 125,508
Less: Current portion	(46,219)	(36,339)	(45,032)
Long-term potion of finance lease liabilities	$ 57,066	$ 44,867	$ 80,476